Debt - Schedule of components of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt (gross)	$ (1,945,963)	$ (1,474,941)
Subtotal (excluding lessor VIE debt)	(1,691,779)	(1,160,475)
Less: Deferred financing costs	28,617	22,686
Total debt, net of deferred financing costs	(1,917,346)	(1,452,255)
Current portion of long-term debt and short-term debt	(498,873)
Long-term debt	(1,418,473)	(930,973)
Total debt, net of deferred financing costs	(1,917,346)
VIE debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(253,793)
Long-term debt	0	(33,432)
Total debt, net of deferred financing costs	(253,793)
Golar debt
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(245,080)
Long-term debt	(1,418,473)
Total debt, net of deferred financing costs	(1,663,553)
Gimi facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt (gross)	(627,083)	(670,833)
2025 Convertible Bonds | Convertible Debt
Debt Instrument [Line Items]
Total debt (gross)	(575,000)	0
2021 Unsecured Bonds | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(189,696)	(189,642)
2024 Unsecured Bonds | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(300,000)	(300,000)
CSSC VIE debt- Hilli Facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	$ (254,184)	$ (314,466)